Income Taxes (Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	33.00%	36.00%	38.00%
Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Reversal income taxes recognized		¥ 31,703
Partial Amendment of the Income Tax Act, Enacted on March 31, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Reversal income taxes recognized	¥ 17,638
Effective for Annual Reporting Periods Before April 1, 2014 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate			38.00%
Effective for Annual Reporting Periods Commencing on and after April 1, 2016 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate		32.00%
Effective for Annual Reporting Periods Commencing on April 1, 2014 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate		36.00%
Effective for Annual Reporting Periods Commencing on April 1, 2015 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	33.00%
Effective for Annual Reporting Periods Commencing on April 1, 2015 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate		33.00%
Effective for Annual Reporting Periods Commencing on April 1, 2016 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate	31.00%
Effective for Annual Reporting Periods Commencing on April 1, 2016 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate	32.00%
Effective for Annual Reporting Periods Commencing on and after April 1, 2017 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate	30.00%